UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Investment Grade Central Fund

September 30, 2008

1.837325.102

VIGC-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	$ 2,925,000	$ 2,818,855
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	4,010,000	3,889,700
5.875% 1/15/36	5,320,000	4,072,360
Newell Rubbermaid, Inc. 6.25% 4/15/18	1,190,000	1,061,498
		9,023,558
Media - 1.8%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	99,777
6.875% 5/1/12	290,000	287,534
7.625% 4/15/31	1,625,000	1,411,085
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,546,335
5.5% 3/15/11	2,675,000	2,626,652
6.45% 3/15/37	5,676,000	4,578,052
COX Communications, Inc.:
4.625% 1/15/10	3,350,000	3,280,061
4.625% 6/1/13	3,475,000	3,232,137
6.25% 6/1/18 (b)	5,000,000	4,646,540
6.45% 12/1/36 (b)	1,560,000	1,335,134
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	1,666,353
News America, Inc.:
6.15% 3/1/37	1,745,000	1,343,795
6.2% 12/15/34	6,695,000	5,224,585
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,206,940
6.2% 7/1/13	7,000,000	6,891,983
6.75% 7/1/18	4,425,000	4,156,904
7.3% 7/1/38	3,685,000	3,313,008
Time Warner, Inc.:
3.0338% 11/13/09 (g)	1,024,000	983,137
5.875% 11/15/16	7,856,000	6,813,113
6.5% 11/15/36	2,925,000	2,221,271
Viacom, Inc.:
3.1688% 6/16/09 (g)	265,000	260,418
5.75% 4/30/11	1,410,000	1,369,801
6.125% 10/5/17	2,710,000	2,358,337
6.75% 10/5/37	935,000	711,056
		63,564,008
TOTAL CONSUMER DISCRETIONARY		75,406,421
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	1,705,000	1,696,620

	Principal Amount	Value
5.75% 10/23/17	$ 3,817,000	$ 3,662,835
FBG Finance Ltd. 5.125% 6/15/15 (b)	2,185,000	2,049,054
		7,408,509
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
6.036% 12/10/28 (b)	7,146,206	6,414,077
6.302% 6/1/37 (g)	5,910,000	4,719,170
Wal-Mart Stores, Inc. 6.2% 4/15/38	4,050,000	3,694,410
		14,827,657
Food Products - 0.6%
Cargill, Inc. 6.625% 9/15/37 (b)	3,333,000	3,008,139
General Mills, Inc. 5.2% 3/17/15	3,528,000	3,385,239
H.J. Heinz Co. 6.428% 12/1/08 (b)(g)	2,935,000	2,931,331
Kraft Foods, Inc.:
6.125% 2/1/18	2,376,000	2,225,782
6.875% 2/1/38	4,900,000	4,511,063
6.875% 1/26/39	5,000,000	4,554,190
		20,615,744
Personal Products - 0.2%
Avon Products, Inc. 5.75% 3/1/18	5,995,000	5,710,082
Tobacco - 0.3%
Philip Morris International, Inc.:
4.875% 5/16/13	2,904,000	2,862,008
5.65% 5/16/18	2,751,000	2,542,843
6.375% 5/16/38	4,652,000	4,092,053
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	2,631,959
		12,128,863
TOTAL CONSUMER STAPLES		60,690,855
ENERGY - 3.0%
Energy Equipment & Services - 0.4%
Petronas Capital Ltd. 7% 5/22/12 (b)	6,135,000	6,438,934
Transocean, Inc. 6% 3/15/18	7,310,000	6,822,394
Weatherford International Ltd. 7% 3/15/38	2,250,000	1,951,472
		15,212,800
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.:
5.95% 9/15/16	4,745,000	4,361,201
6.45% 9/15/36	1,155,000	905,575
Canadian Natural Resources Ltd.:
5.7% 5/15/17	5,685,000	4,969,770
6.25% 3/15/38	1,165,000	898,483
6.75% 2/1/39	1,135,000	935,751
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,129,183
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC:
4.37% 3/1/09	$ 3,575,000	$ 3,542,582
6.25% 2/15/13	855,000	848,967
6.75% 2/15/32	4,255,000	3,809,327
Duke Energy Field Services 6.45% 11/3/36 (b)	3,300,000	2,639,703
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	2,946,431
Empresa Nacional de Petroleo 6.75% 11/15/12 (b)	6,135,000	6,296,516
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	305,686
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,518,202
Nakilat, Inc. 6.067% 12/31/33 (b)	4,015,000	3,576,562
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (b)	925,000	804,750
Nexen, Inc.:
5.875% 3/10/35	5,405,000	4,046,945
6.4% 5/15/37	2,125,000	1,682,331
NGPL PipeCo LLC 6.514% 12/15/12 (b)	1,980,000	1,983,208
Pemex Project Funding Master Trust:
3.4106% 12/3/12 (b)(g)	410,000	387,983
4.1188% 6/15/10 (b)(g)	4,480,000	4,368,000
Petro-Canada:
6.05% 5/15/18	1,480,000	1,291,908
6.8% 5/15/38	3,485,000	2,760,915
Plains All American Pipeline LP:
6.125% 1/15/17	1,250,000	1,067,833
6.65% 1/15/37	1,950,000	1,436,476
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (b)	2,375,000	2,298,430
6.332% 9/30/27 (b)	2,415,000	2,177,557
Suncor Energy, Inc.:
6.1% 6/1/18	4,665,000	4,258,562
6.85% 6/1/39	4,100,000	3,564,048
TEPPCO Partners LP:
6.65% 4/15/18	1,811,000	1,658,999
7.55% 4/15/38	3,470,000	3,081,367
Texas Eastern Transmission LP 6% 9/15/17 (b)	2,434,000	2,303,221
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	596,550
Valero Energy Corp. 6.625% 6/15/37	1,575,000	1,359,115

	Principal Amount	Value
XTO Energy, Inc.:
6.375% 6/15/38	$ 5,075,000	$ 4,143,707
6.75% 8/1/37	4,070,000	3,611,380
		93,567,224
TOTAL ENERGY		108,780,024
FINANCIALS - 10.0%
Capital Markets - 2.3%
Bear Stearns Companies, Inc. 6.95% 8/10/12	6,445,000	6,437,769
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,539,490
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,171,124
5.625% 1/15/17	3,000,000	2,129,361
5.7% 9/1/12	2,935,000	2,528,197
5.95% 1/18/18	755,000	622,848
6.15% 4/1/18	3,134,000	2,605,965
6.6% 1/15/12	4,610,000	4,297,387
6.75% 10/1/37	6,705,000	4,476,191
Janus Capital Group, Inc.:
5.875% 9/15/11	2,041,000	1,914,150
6.25% 6/15/12	6,015,000	5,684,398
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,272,024
JPMorgan Chase Capital XXV 6.8% 10/1/37	6,975,000	5,346,714
Lazard Group LLC:
6.85% 6/15/17	3,230,000	2,675,080
7.125% 5/15/15	5,585,000	4,847,719
Lehman Brothers Holdings, Inc.:
5.625% 1/24/13 (a)	1,112,000	139,000
6.2% 9/26/14 (a)	3,100,000	387,500
6.75% 12/28/17 (a)	1,755,000	2,194
6.875% 5/2/18 (a)	2,535,000	316,875
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	7,275,000	6,913,280
6.15% 4/25/13	1,204,000	1,112,565
6.875% 4/25/18	214,000	189,337
Morgan Stanley:
4.75% 4/1/14	1,500,000	795,143
5.45% 1/9/17	900,000	558,276
6.6% 4/1/12	7,695,000	5,589,494
6.625% 4/1/18	8,865,000	5,866,777
Northern Trust Corp. 5.5% 8/15/13	1,100,000	1,100,790
UBS AG Stamford Branch:
5.75% 4/25/18	4,720,000	4,105,220
5.875% 12/20/17	3,145,000	2,792,518
		82,417,386
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - 1.6%
American Express Bank FSB 6% 9/13/17	$ 3,625,000	$ 3,027,448
Bank of America NA 5.3% 3/15/17	1,480,000	1,229,435
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	3,622,566
Credit Suisse First Boston 6% 2/15/18	6,110,000	5,323,038
DBS Bank Ltd. (Singapore) 3.0269% 5/16/17 (b)(g)	410,000	348,418
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,233,485
Fifth Third Bancorp:
4.5% 6/1/18	930,000	418,500
8.25% 3/1/38	3,564,000	1,603,800
HBOS PLC 6.75% 5/21/18 (b)	4,900,000	3,842,074
HSBC Holdings PLC:
2.9913% 10/6/16 (g)	399,000	369,760
6.5% 9/15/37	7,355,000	6,255,170
Korea Development Bank:
3.875% 3/2/09	5,775,000	5,760,834
5.3% 1/17/13	3,805,000	3,779,377
Manufacturers & Traders Trust Co. 4.2913% 4/1/13 (b)(g)	269,000	235,900
Northern Trust Co. 6.5% 8/15/18	2,000,000	2,039,150
PNC Funding Corp. 2.9388% 1/31/12 (g)	1,019,000	917,100
Santander Issuances SA Unipersonal 3.5638% 6/20/16 (b)(g)	1,229,000	1,148,186
SouthTrust Corp. 5.8% 6/15/14	1,440,000	883,611
Sovereign Bank 4.5106% 8/1/13 (g)	576,000	230,400
Standard Chartered Bank 6.4% 9/26/17 (b)	4,025,000	3,720,782
Wachovia Bank NA 4.875% 2/1/15	4,405,000	2,611,002
Wachovia Corp. 4.875% 2/15/14	785,000	481,830
Wells Fargo & Co. 5.625% 12/11/17	4,754,000	4,369,130
		58,450,996
Consumer Finance - 1.1%
American Express Co. 8.15% 3/19/38	3,450,000	3,085,763
American General Finance Corp. 6.9% 12/15/17	2,370,000	1,098,950
Discover Financial Services 3.3488% 6/11/10 (g)	11,045,000	8,915,590
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,076,965
5.625% 5/1/18	9,700,000	8,199,177
5.875% 1/14/38	3,600,000	2,654,100
6.375% 11/15/67 (g)	4,000,000	3,236,688

	Principal Amount	Value
MBNA America Bank NA 7.125% 11/15/12	$ 1,075,000	$ 1,054,286
MBNA Corp. 7.5% 3/15/12	1,860,000	1,857,082
SLM Corp.:
2.94% 7/27/09 (g)	1,064,000	851,200
2.96% 7/26/10 (g)	6,312,000	5,049,600
4% 1/15/09	1,020,000	836,400
4.5% 7/26/10	2,555,000	1,941,800
		40,857,601
Diversified Financial Services - 1.1%
Bank of America Corp. 7.4% 1/15/11	9,125,000	8,938,914
BTM Curacao Holding NV 3.3825% 12/19/16 (b)(g)	666,000	643,806
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	2,286,000	2,170,379
6.375% 5/15/38	2,905,000	2,727,191
International Lease Finance Corp. 5.65% 6/1/14	4,750,000	2,798,828
JPMorgan Chase & Co.:
4.75% 5/1/13	7,045,000	6,437,937
4.891% 9/1/15 (g)	20,000	19,611
5.6% 6/1/11	127,000	125,348
5.75% 1/2/13	3,500,000	3,343,661
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	3,375,000	2,714,651
5.35% 4/15/12 (b)	1,700,000	1,564,609
5.5% 1/15/14 (b)	2,405,000	2,069,591
TECO Finance, Inc. 7% 5/1/12	1,740,000	1,768,578
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(g)	3,400,000	2,448,024
ZFS Finance USA Trust V 6.5% 5/9/67 (b)(g)	4,035,000	2,703,450
		40,474,578
Insurance - 1.1%
American International Group, Inc. 8.175% 5/15/58 (b)(g)	3,075,000	492,597
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	385,862
Hartford Financial Services Group, Inc. 8.125% 6/15/68 (g)	5,815,000	4,730,096
Lincoln National Corp. 7% 5/17/66 (g)	7,285,000	4,516,700
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	4,259,000	4,275,044
New York Life Global Funding 4.65% 5/9/13 (b)	6,045,000	5,843,107
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,690,000	3,569,853
Principal Life Global Funding I 6.25% 2/15/12 (b)	2,310,000	2,367,884
Prudential Financial, Inc. 8.875% 6/15/68 (g)	7,265,000	6,829,100
Symetra Financial Corp. 6.125% 4/1/16 (b)	6,355,000	5,120,509
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.:
5.75% 5/15/18	$ 1,895,000	$ 1,756,110
6.5% 5/15/38	1,595,000	1,442,700
		41,329,562
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	2,575,000	2,338,038
Arden Realty LP 5.25% 3/1/15	625,000	546,207
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,365,000	1,311,435
5.625% 12/15/10	2,260,000	2,161,865
5.7% 5/1/17	5,000,000	3,979,310
5.75% 4/1/12	1,115,000	1,029,703
Camden Property Trust 5.375% 12/15/13	2,985,000	2,703,488
Colonial Properties Trust:
4.75% 2/1/10	2,045,000	1,976,693
4.8% 4/1/11	930,000	877,176
5.5% 10/1/15	6,290,000	5,269,110
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	993,839
4.625% 8/1/10	225,000	214,001
5% 5/3/10	2,435,000	2,340,161
5.25% 4/15/11	2,335,000	2,200,363
5.375% 10/15/12	1,240,000	1,112,300
Duke Realty LP:
4.625% 5/15/13	925,000	783,135
5.4% 8/15/14	2,175,000	1,808,906
5.5% 3/1/16	1,270,000	1,010,287
5.625% 8/15/11	3,500,000	3,316,198
5.95% 2/15/17	695,000	555,005
6.25% 5/15/13	2,800,000	2,540,345
6.5% 1/15/18	2,445,000	1,986,927
6.95% 3/15/11	1,535,000	1,513,919
Equity One, Inc. 6% 9/15/17	2,390,000	1,900,384
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,254,131
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	3,033,017
HRPT Properties Trust:
5.75% 11/1/15	670,000	545,877
6.25% 6/15/17	4,455,000	3,600,776
Liberty Property LP:
5.5% 12/15/16	2,275,000	1,864,134
6.625% 10/1/17	2,290,000	1,979,735
Mack-Cali Realty LP:
5.05% 4/15/10	1,735,000	1,673,469
7.25% 3/15/09	1,085,000	1,088,967
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	745,222

	Principal Amount	Value
6% 3/31/16	$ 3,099,000	$ 2,594,749
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,870,970
4.875% 8/15/10	4,120,000	4,022,228
5% 3/1/12	2,060,000	1,932,419
5.1% 6/15/15	2,220,000	1,894,961
5.375% 6/1/11	2,020,000	1,953,405
7.75% 1/20/11	595,000	604,980
UDR, Inc. 5.5% 4/1/14	2,690,000	2,336,828
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	746,427
Washington (REIT) 5.95% 6/15/11	3,015,000	2,884,122
		82,095,212
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	830,000	678,010
5.5% 10/1/12	2,785,000	2,560,555
5.75% 6/15/17	2,375,000	1,935,701
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,445,102
Regency Centers LP:
5.875% 6/15/17	1,815,000	1,526,890
6.75% 1/15/12	2,035,000	1,999,703
		11,145,961
Thrifts & Mortgage Finance - 0.2%
Capmark Financial Group, Inc.:
3.4525% 5/10/10 (g)	138,000	97,996
5.875% 5/10/12	3,610,000	1,799,563
6.3% 5/10/17	1,400,000	550,117
Credit Suisse First Boston (New York Branch) 5% 5/15/13	2,403,000	2,226,838
Independence Community Bank Corp.:
3.75% 4/1/14 (g)	4,690,000	1,876,000
5.2638% 6/20/13 (g)	896,000	358,400
		6,908,914
TOTAL FINANCIALS		363,680,210
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	1,990,000	1,959,420
6.45% 9/15/37	1,485,000	1,419,884
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,732,742
		6,112,046
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (b)	3,465,000	3,515,676
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (b)	$ 4,515,000	$ 4,198,950
7.45% 5/1/34 (b)	420,000	390,600
		8,105,226
Airlines - 0.9%
American Airlines, Inc. 7.25% 2/5/09	307,000	297,790
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	104,481	100,825
6.978% 10/1/12	521,380	474,456
7.024% 4/15/11	2,180,000	2,065,550
7.858% 4/1/13	3,480,000	3,045,000
Continental Airlines, Inc.:
6.648% 3/15/19	1,680,234	1,428,199
6.795% 2/2/20	3,500,131	2,642,599
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	2,860,904	2,145,678
7.57% 11/18/10	5,885,000	5,325,925
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	3,024,000	1,995,840
Southwest Airlines Co. pass-thru trust certificates 6.15% 8/1/22	2,320,181	2,041,759
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,526,280	1,243,918
8.36% 7/20/20	5,415,799	4,630,508
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 1/2/24	1,722,140	1,188,277
6.071% 9/1/14	241,914	235,866
6.201% 3/1/10	102,912	100,339
6.602% 9/1/13	311,860	304,843
7.032% 4/1/12	1,012,891	990,101
7.186% 10/1/12	2,513,861	2,460,441
		32,717,914
Building Products - 0.0%
Masco Corp. 3.1188% 3/12/10 (g)	941,000	881,691
Industrial Conglomerates - 0.6%
Covidien International Finance SA:
5.45% 10/15/12	2,155,000	2,115,607
6.55% 10/15/37	1,865,000	1,793,002
General Electric Co. 5.25% 12/6/17	7,130,000	6,238,978

	Principal Amount	Value
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (b)	$ 6,485,000	$ 6,322,551
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (b)	3,600,000	3,579,386
		20,049,524
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	865,000	824,035
TOTAL INDUSTRIALS		62,578,390
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37	1,225,000	1,157,506
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	175,500
National Semiconductor Corp.:
3.0688% 6/15/10 (g)	1,092,000	1,048,940
6.15% 6/15/12	5,265,000	5,142,647
		6,367,087
TOTAL INFORMATION TECHNOLOGY		7,524,593
MATERIALS - 0.7%
Chemicals - 0.1%
Dow Chemical Co. 5.7% 5/15/18	2,075,000	1,911,461
Metals & Mining - 0.6%
Nucor Corp.:
5.85% 6/1/18	3,180,000	3,028,715
6.4% 12/1/37	2,550,000	2,331,149
Rio Tinto Finance Ltd.:
5.875% 7/15/13	7,725,000	7,572,895
6.5% 7/15/18	2,796,000	2,643,923
7.125% 7/15/28	3,500,000	3,348,580
United States Steel Corp. 6.65% 6/1/37	2,270,000	1,688,217
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	2,910,781
		23,524,260
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	1,900,000	1,888,271
TOTAL MATERIALS		27,323,992
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.6%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,279,722
AT&T, Inc.:
6.3% 1/15/38	364,000	297,498
6.8% 5/15/36	10,939,000	9,582,826
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 620,000	$ 593,147
British Telecommunications PLC 9.125% 12/15/30	2,250,000	2,244,569
Deutsche Telekom International Finance BV 5.25% 7/22/13	2,500,000	2,340,290
SBC Communications, Inc.:
6.15% 9/15/34	825,000	665,911
6.45% 6/15/34	3,975,000	3,340,633
Sprint Capital Corp. 6.875% 11/15/28	7,050,000	4,758,750
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,648,090
6.999% 6/4/18	3,792,000	3,321,463
7.2% 7/18/36	3,620,000	2,853,139
Telefonica Emisiones SAU:
3.5038% 6/19/09 (g)	1,654,000	1,636,904
5.855% 2/4/13	1,438,000	1,404,346
6.221% 7/3/17	2,885,000	2,655,267
7.045% 6/20/36	4,335,000	3,849,454
Verizon Communications, Inc.:
6.1% 4/15/18	2,190,000	2,006,030
6.25% 4/1/37	1,380,000	1,109,119
6.4% 2/15/38	2,893,000	2,369,085
6.9% 4/15/38	2,420,000	2,117,502
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	4,764,041
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,108,327
		56,946,113
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 4.125% 3/1/09	1,755,000	1,744,424
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	779,028
8.125% 5/1/12	1,130,000	1,205,235
Sprint Nextel Corp. 6% 12/1/16	2,260,000	1,751,500
Vodafone Group PLC 5% 12/16/13	2,775,000	2,619,619
		8,099,806
TOTAL TELECOMMUNICATION SERVICES		65,045,919
UTILITIES - 4.0%
Electric Utilities - 2.1%
Alabama Power Co. 4.85% 12/15/12	4,095,000	4,067,727
AmerenUE 6.4% 6/15/17	6,509,000	6,206,006
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,845,000	4,659,824
Commonwealth Edison Co.:
5.4% 12/15/11	2,394,000	2,340,566

	Principal Amount	Value
5.8% 3/15/18	$ 4,010,000	$ 3,674,724
6.15% 9/15/17	2,890,000	2,733,102
Duke Energy Carolinas LLC:
5.25% 1/15/18	1,890,000	1,778,496
6.05% 4/15/38	1,742,000	1,576,876
EDP Finance BV 6% 2/2/18 (b)	2,864,000	2,718,642
Enel Finance International SA:
6.25% 9/15/17 (b)	1,455,000	1,398,172
6.8% 9/15/37 (b)	4,424,000	4,103,878
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,468,741
6.75% 5/1/11	2,425,000	2,443,236
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	2,994,215
Illinois Power Co. 6.125% 11/15/17	1,465,000	1,344,854
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,070,050
Ohio Power Co. 2.9713% 4/5/10 (g)	1,167,000	1,144,793
Oncor Electric Delivery Co. 6.375% 5/1/12	1,885,000	1,797,875
Oncor Electric Delivery Co. LLC 6.8% 9/1/18 (b)	7,178,000	6,381,744
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,674,378
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	6,230,000	4,611,121
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,893,420
7.1% 3/1/11	3,932,000	4,040,209
Southern California Edison Co. 5.95% 2/1/38	1,890,000	1,684,596
West Penn Power Co. 5.95% 12/15/17 (b)	3,275,000	3,038,964
		76,846,209
Gas Utilities - 0.0%
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	195,082
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	5,792,063
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	5,986,777
PPL Energy Supply LLC:
5.7% 10/15/35	4,175,000	3,796,403
6.2% 5/15/16	2,715,000	2,509,016
6.5% 5/1/18	2,640,000	2,407,070
TXU Corp. 5.55% 11/15/14	980,000	764,400
		21,255,729
Multi-Utilities - 1.3%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,522,689
6.25% 6/30/12	1,938,000	1,961,818
6.3% 9/30/66 (g)	9,255,000	8,016,907
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
DTE Energy Co. 7.05% 6/1/11	$ 3,500,000	$ 3,562,475
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	1,800,000	1,660,482
5.875% 10/1/12	2,880,000	2,854,714
6.5% 9/15/37	3,280,000	2,877,741
National Grid PLC 6.3% 8/1/16	7,820,000	7,459,498
NiSource Finance Corp.:
3.3806% 11/23/09 (g)	412,000	401,480
5.4% 7/15/14	3,885,000	3,562,580
5.45% 9/15/20	2,135,000	1,701,273
6.4% 3/15/18	3,220,000	2,885,729
7.875% 11/15/10	925,000	951,371
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	2,740,000	2,015,566
WPS Resources Corp. 6.11% 12/1/66 (g)	2,330,000	1,667,153
		45,101,476
TOTAL UTILITIES		143,398,496
TOTAL NONCONVERTIBLE BONDS (Cost $1,048,459,476)		920,540,946
U.S. Government and Government Agency Obligations - 21.0%

U.S. Government Agency Obligations - 2.8%
Fannie Mae:
0% 11/19/08	1,152,000	1,148,943
3.625% 2/12/13	4,230,000	4,187,260
4.75% 11/19/12	4,110,000	4,250,274
5% 2/16/12	20,940,000	21,848,126
Freddie Mac:
3.5% 5/29/13 (e)	13,595,000	13,362,566
4% 6/12/13	17,620,000	17,584,901
4.125% 12/21/12	9,200,000	9,294,438
5.25% 7/18/11	9,159,000	9,615,878
5.75% 1/15/12	15,975,000	17,056,603
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,470,356
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	1,210,000	1,203,345
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		102,022,690

	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 7.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18	$ 15,746,700	$ 14,901,579
2% 1/15/14 (e)	184,603,844	184,293,803
2% 7/15/14	5,833,650	5,817,949
2.375% 4/15/11	14,737,641	14,903,473
2.625% 7/15/17	31,833,900	32,757,567
3.5% 1/15/11	12,636,100	13,137,624
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		265,811,995
U.S. Treasury Obligations - 10.8%
U.S. Treasury Bonds 6.25% 5/15/30 (e)	14,893,000	18,704,685
U.S. Treasury Notes:
2.875% 6/30/10	5,639,000	5,731,953
3.375% 6/30/13	131,309,000	133,945,422
4% 8/15/18	50,000,000	50,710,950
4.25% 8/15/14	170,000,000	181,010,220
TOTAL U.S. TREASURY OBLIGATIONS		390,103,230
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $746,338,929)		757,937,915
U.S. Government Agency - Mortgage Securities - 37.5%

Fannie Mae - 32.8%
3.692% 10/1/33 (g)	1,879,315	1,889,937
3.702% 9/1/33 (g)	1,693,049	1,688,931
3.74% 10/1/33 (g)	180,128	180,113
3.78% 6/1/34 (g)	1,117,417	1,109,473
3.914% 7/1/35 (g)	723,989	727,578
3.986% 10/1/18 (g)	121,372	122,702
3.993% 6/1/33 (g)	141,687	141,932
3.993% 5/1/34 (g)	2,528,064	2,536,876
4% 8/1/18 to 6/1/19	3,050,423	2,921,215
4.083% 4/1/34 (g)	3,548,641	3,533,926
4.169% 1/1/35 (g)	447,449	449,602
4.231% 8/1/33 (g)	275,723	276,839
4.25% 2/1/35 (g)	226,207	227,769
4.263% 10/1/33 (g)	77,062	77,865
4.295% 1/1/35 (g)	230,318	229,069
4.302% 5/1/33 (g)	49,110	49,116
4.307% 3/1/33 (g)	119,361	119,299
4.327% 1/1/35 (g)	258,979	260,964
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.331% 7/1/35 (g)	$ 694,849	$ 693,917
4.36% 5/1/35 (g)	2,733,625	2,734,571
4.366% 2/1/34 (g)	390,076	396,189
4.378% 5/1/35 (g)	2,835,228	2,866,490
4.383% 5/1/35 (g)	1,118,970	1,131,885
4.39% 2/1/35 (g)	396,849	399,814
4.39% 6/1/35 (g)	798,037	807,466
4.426% 8/1/34 (g)	571,849	579,400
4.426% 5/1/35 (g)	141,377	141,946
4.429% 3/1/35 (g)	334,305	336,348
4.43% 2/1/35 (g)	756,192	762,399
4.435% 6/1/35 (g)	879,071	881,506
4.453% 7/1/35 (g)	2,405,350	2,392,419
4.457% 7/1/33 (g)	1,336,540	1,336,842
4.478% 3/1/35 (g)	786,750	786,195
4.491% 2/1/35 (g)	2,804,835	2,828,839
4.496% 3/1/35 (g)	744,121	750,152
4.5% 4/1/18 to 10/1/35	101,202,329	97,736,043
4.502% 7/1/35 (g)	81,183	82,139
4.518% 5/1/35 (g)	527,425	527,999
4.556% 11/1/34 (g)	629,745	633,447
4.562% 2/1/35 (g)	2,376,367	2,398,296
4.571% 9/1/34 (g)	614,460	618,964
4.579% 6/1/33 (g)	61,237	61,462
4.59% 2/1/35 (g)	599,981	604,968
4.616% 10/1/33 (g)	3,916,360	3,938,746
4.645% 2/1/35 (g)	7,366,728	7,384,346
4.654% 11/1/34 (g)	757,744	765,950
4.691% 10/1/34 (g)	776,317	781,989
4.695% 12/1/34 (g)	478,754	482,189
4.702% 7/1/34 (g)	622,529	629,995
4.711% 10/1/35 (g)	41,970	42,456
4.776% 4/1/35 (g)	75,857	76,381
4.777% 12/1/34 (g)	209,312	210,818
4.813% 11/1/34 (g)	592,734	598,126
4.854% 10/1/34 (g)	2,500,542	2,527,217
4.872% 8/1/34 (g)	143,899	143,458
4.912% 2/1/35 (g)	55,563	56,185
4.972% 7/1/34 (g)	91,540	92,411
4.986% 4/1/33 (g)	29,711	29,791
5% 10/1/17 to 2/1/38 (d)	296,599,124	292,559,586
5.061% 9/1/34 (g)	1,576,737	1,594,596
5.075% 3/1/35 (g)	1,209,883	1,220,533
5.098% 8/1/33 (g)	222,392	222,496
5.13% 5/1/35 (g)	770,076	779,335
5.149% 5/1/35 (g)	2,188,120	2,214,880
5.189% 5/1/35 (g)	146,175	147,384
5.194% 5/1/35 (g)	2,612,098	2,645,307
5.212% 8/1/36 (g)	3,140,356	3,132,629

	Principal Amount	Value
5.235% 5/1/36 (g)	$ 1,063,497	$ 1,080,707
5.281% 3/1/35 (g)	132,882	134,102
5.289% 2/1/36 (g)	2,725,084	2,753,292
5.297% 12/1/35 (g)	1,321,666	1,334,515
5.384% 3/1/35 (g)	46,867	47,227
5.4% 4/1/36 (g)	3,214,743	3,305,073
5.46% 2/1/36 (g)	4,053,053	4,096,785
5.485% 10/1/35 (g)	1,185,396	1,202,279
5.5% 6/1/09 to 1/1/38	320,619,141	320,539,592
5.569% 9/1/36 (g)	1,518,661	1,553,067
5.574% 1/1/36 (g)	1,245,332	1,260,197
5.616% 7/1/37 (g)	758,947	768,701
5.648% 9/1/35 (g)	1,129,996	1,142,169
5.784% 2/1/36 (g)	691,174	701,563
5.8% 1/1/36 (g)	763,230	770,044
5.945% 2/1/35 (g)	50,242	50,663
6% 6/1/14 to 2/1/38	255,142,979	259,547,448
6.027% 4/1/36 (g)	597,536	608,286
6.052% 1/1/35 (g)	172,414	172,813
6.057% 3/1/33 (g)	78,612	79,162
6.214% 2/1/35 (g)	120,981	121,211
6.252% 6/1/36 (g)	270,560	275,510
6.309% 4/1/36 (g)	585,063	597,205
6.5% 6/1/11 to 7/1/34	35,370,008	36,678,004
6.5% 10/14/38 (c)	75,000,000	76,891,695
6.546% 9/1/36 (g)	3,176,460	3,250,694
7% 3/1/15 to 8/1/32	3,024,427	3,209,890
7.5% 7/1/16 to 11/1/31	2,401,685	2,568,356
8% 1/1/30 to 5/1/30	64,767	69,389
8.5% 3/1/25 to 6/1/25	1,232	1,334
TOTAL FANNIE MAE		1,186,120,679
Freddie Mac - 3.6%
3.995% 7/1/33 (g)	4,746,140	4,761,012
4% 2/1/20	3,111,424	2,966,255
4.275% 6/1/35 (g)	298,602	298,266
4.309% 12/1/34 (g)	291,178	291,174
4.329% 3/1/35 (g)	511,753	511,142
4.367% 2/1/35 (g)	625,587	624,102
4.405% 3/1/35 (g)	367,612	366,575
4.418% 2/1/34 (g)	229,971	227,745
4.457% 3/1/35 (g)	304,840	304,260
4.53% 2/1/35 (g)	585,632	585,350
4.754% 4/1/35 (g)	1,228,588	1,241,713
4.764% 10/1/34 (g)	986,996	999,185
4.819% 9/1/34 (g)	432,152	436,129
5% 10/14/38 (c)	10,000,000	9,724,364
5.143% 4/1/35 (g)	1,421,830	1,437,502
5.276% 3/1/36 (g)	558,142	563,613
5.382% 3/1/35 (g)	195,428	197,072
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.406% 11/1/35 (g)	$ 753,360	$ 759,360
5.525% 1/1/36 (g)	1,850,430	1,866,260
5.577% 2/1/35 (g)	403,596	406,676
5.735% 10/1/35 (g)	504,903	510,023
5.839% 1/1/35 (g)	414,372	414,835
5.854% 6/1/36 (g)	698,250	707,253
5.983% 7/1/37 (g)	3,475,056	3,509,104
6% 4/1/32 to 11/1/37	35,192,367	35,690,342
6% 10/14/38 (c)	49,000,000	49,561,418
6.045% 6/1/36 (g)	654,732	664,002
6.063% 4/1/36 (g)	1,082,997	1,098,832
6.11% 6/1/36 (g)	652,888	662,648
6.425% 10/1/36 (g)	3,366,734	3,426,164
6.489% 3/1/33 (g)	54,627	54,935
6.62% 7/1/36 (g)	4,554,413	4,639,562
6.71% 8/1/36 (g)	629,966	642,714
7.5% 5/1/17 to 11/1/31	273,900	293,190
8% 7/1/17 to 5/1/27	38,697	41,572
8.5% 3/1/20 to 1/1/28	175,174	189,505
TOTAL FREDDIE MAC		130,673,854
Government National Mortgage Association - 1.1%
3.75% 1/20/34 (g)	1,352,012	1,312,328
4.5% 2/20/37 (g)	6,040,842	5,970,865
5.25% 7/20/34 (g)	334,426	332,635
6% 12/15/08 to 11/15/34	11,957,708	12,188,665
6.5% 11/15/08 to 11/15/35	11,752,953	12,281,893
7% 1/15/28 to 11/15/32	5,089,506	5,342,882
7.5% 4/15/22 to 10/15/28	1,181,604	1,266,626
8% 2/15/17 to 9/15/30	117,955	127,439
8.5% 12/15/16 to 3/15/30	34,458	37,621
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		38,860,954
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,355,415,049)		1,355,655,487
Asset-Backed Securities - 4.4%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 3.5569% 1/25/35 (g)	35,616	28,944
Series 2005-1 Class M1, 3.6769% 4/25/35 (g)	657,000	535,985
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 4.3319% 6/25/33 (g)	3,342	3,536

	Principal Amount	Value
Class M2, 4.9569% 6/25/33 (g)	$ 44,000	$ 38,962
Series 2004-HE1 Class M1, 3.7069% 2/25/34 (g)	121,908	114,766
Series 2004-OP1 Class M1, 3.7269% 4/25/34 (g)	218,634	160,281
Series 2005-HE2 Class M2, 3.6569% 4/25/35 (g)	92,000	89,142
Series 2005-SD1 Class A1, 3.6069% 11/25/50 (g)	109,085	89,339
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 3.6675% 10/20/14 (g)	419,000	167,600
Series 2007-A4 Class A4, 3.2175% 4/22/13 (g)	1,536,000	1,305,600
Series 2007-B1 Class B, 3.4375% 12/22/14 (g)	887,000	532,200
Airspeed Ltd. Series 2007-1A Class C1, 4.9875% 6/15/32 (b)(g)	2,926,309	1,346,102
ALG Student Loan Trust I Series 2006-1 Class A1, 2.805% 10/28/18 (b)(g)	459,310	456,009
American Express Credit Account Master Trust Series 2004-C Class C, 2.9875% 2/15/12 (b)(g)	87,400	84,391
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	436,661	431,816
Series 2006-1:
Class A3, 5.11% 10/6/10	17,201	17,177
Class B1, 5.2% 3/6/11	305,000	293,896
Class C1, 5.28% 11/6/11	1,850,000	1,722,119
Series 2008-AF Class A3, 6.07% 12/12/12	5,225,000	5,052,622
Ameriquest Mortgage Securities, Inc.:
Series 2003-10 Class M1, 3.9069% 12/25/33 (g)	66,019	49,550
Series 2004-R10 Class M1, 3.9069% 11/25/34 (g)	239,000	182,021
Series 2004-R11 Class M1, 3.8669% 11/25/34 (g)	227,000	152,362
Series 2004-R2:
Class M1, 3.6369% 4/25/34 (g)	90,000	70,176
Class M3, 3.7569% 4/25/34 (g)	62,274	43,384
Series 2005-R1 Class M1, 3.6569% 3/25/35 (g)	332,000	255,377
Series 2005-R10 Class A2B, 3.4269% 12/25/35 (g)	343,311	308,604
Series 2005-R2 Class M1, 3.6569% 4/25/35 (g)	727,000	568,599
Asset-Backed Securities - continued
	Principal Amount	Value
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 3.5369% 6/25/32 (g)	$ 63,571	$ 55,416
Argent Securities, Inc.:
Series 2003-W7 Class A2, 3.5969% 3/1/34 (g)	16,878	13,785
Series 2004-W11 Class M2, 3.9069% 11/25/34 (g)	198,000	145,400
Series 2004-W5 Class M1, 3.8069% 4/25/34 (g)	2,679,000	2,048,384
Series 2004-W7:
Class M1, 3.7569% 5/25/34 (g)	209,000	157,042
Class M2, 3.8069% 5/25/34 (g)	183,000	142,114
Series 2006-W4 Class A2C, 3.3669% 5/25/36 (g)	547,000	325,636
Arran Funding Ltd. Series 2005-A Class C, 2.8075% 12/15/10 (g)	1,370,000	1,328,078
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 3.6269% 12/25/34 (g)	505,174	414,138
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE3 Class M1, 3.7325% 6/15/33 (g)	89,872	65,203
Series 2003-HE6 Class M1, 3.8569% 11/25/33 (g)	189,000	149,454
Series 2004-HE2 Class M1, 3.7569% 4/25/34 (g)	940,000	729,267
Series 2004-HE3:
Class M1, 3.7469% 6/25/34 (g)	83,000	61,697
Class M2, 4.3269% 6/25/34 (g)	166,696	117,165
Series 2004-HE6 Class A2, 3.5669% 6/25/34 (g)	146,710	114,296
Series 2005-HE8 Class M2, 3.6569% 11/25/35 (g)	108,000	82,746
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 2.5675% 3/15/12 (g)	1,209,000	1,163,174
Bayview Financial Acquisition Trust Series 2004-C Class A1, 4.3388% 5/28/44 (g)	128,679	112,735
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 4.3838% 2/28/44 (g)	242,586	196,419
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 3.6569% 9/25/35 (g)	42,985	38,572
Series 2005-FR1 Class M1, 3.7069% 6/25/35 (g)	341,000	297,744
Series 2005-HE2 Class M1, 3.7069% 2/25/35 (g)	537,219	453,839
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 2.8144% 12/26/24 (g)	809,141	769,606

	Principal Amount	Value
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 2.8625% 6/15/10 (g)	$ 337,000	$ 332,998
Series 2006-1:
Class A3, 5.03% 10/15/09	127,673	127,709
Class B, 5.26% 10/15/10	945,000	934,516
Class C, 5.55% 1/18/11	5,965,000	5,773,592
Class D, 7.16% 1/15/13 (b)	645,000	611,318
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,087,097
Class C, 5.73% 3/15/11	660,000	610,500
Class D, 6.05% 1/17/12	1,630,000	1,428,798
Capital One Auto Finance Trust:
Series 2004-B Class A4, 2.5975% 8/15/11 (g)	270,327	258,699
Series 2006-C Class A3B, 2.4975% 7/15/11 (g)	240,007	229,620
Capital One Multi-Asset Execution Trust:
Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,311,516
Series 2007-C3 Class C3, 2.7775% 4/15/13 (b)(g)	1,024,000	912,760
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	3,102,875
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 3.5069% 7/25/36 (g)	402,000	82,390
Series 2006-NC3 Class M10, 5.2069% 8/25/36 (b)(g)	255,000	14,127
Series 2007-RFC1 Class A3, 3.3469% 12/25/36 (g)	635,000	376,555
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 3.3675% 5/20/17 (b)(g)	113,082	90,943
Series 2005-1A Class A1, 4.67% 5/20/17 (b)	483,248	389,212
Chase Issuance Trust:
Series 2004-3 Class C, 2.9575% 6/15/12 (g)	187,000	178,270
Series 2008-9 Class A, 4.26% 5/15/13	2,000,000	1,917,020
CIT Equipment Collateral Trust:
Series 2006-VT1 Class A3, 5.13% 12/21/08	512,396	513,000
Series 2006-VT2 Class D, 5.46% 4/20/14	180,583	153,495
Citibank Credit Card Issuance Trust:
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,258,457
Series 2007-B6 Class B6, 5.03% 11/8/12	7,680,000	7,315,277
Asset-Backed Securities - continued
	Principal Amount	Value
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 3.6169% 12/25/33 (b)(g)	$ 152,091	$ 123,978
Series 2007-AMC4 Class M1, 3.4769% 5/25/37 (g)	270,000	51,746
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	903,589	904,493
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 2.5475% 7/15/12 (b)(g)	461,000	452,756
Class B, 2.7675% 7/15/12 (b)(g)	461,000	434,611
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.6369% 5/25/33 (g)	19,927	13,883
Series 2004-3:
Class 3A4, 3.4569% 8/25/34 (g)	69,913	55,526
Class M1, 3.7069% 6/25/34 (g)	233,000	180,655
Class M4, 4.1769% 4/25/34 (g)	58,136	44,628
Series 2004-4:
Class A, 3.5769% 8/25/34 (g)	15,942	10,236
Class M2, 3.7369% 6/25/34 (g)	254,508	209,334
Series 2005-1:
Class M1, 3.6269% 8/25/35 (g)	180,000	143,898
Class MV2, 3.6469% 7/25/35 (g)	498,000	380,058
Series 2005-3 Class MV1, 3.6269% 8/25/35 (g)	873,000	846,902
Series 2005-AB1 Class A2, 3.4169% 8/25/35 (g)	212,918	190,695
CPS Auto Receivables Trust Series 2004-D Class A2, 3.86% 12/15/11 (b)	75,613	69,819
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 3.4769% 5/25/36 (b)(g)	391,571	307,873
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 3.2669% 10/25/36 (g)	230,033	213,535
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,052,000	1,951,399
Class C, 5.074% 6/15/35 (b)	1,862,000	1,682,019
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (b)	840,000	740,536

	Principal Amount	Value
Discover Card Master Trust I:
Series 2003-4 Class B1, 2.8175% 5/16/11 (g)	$ 446,000	$ 443,328
Series 2005-3 Class B, 2.6775% 5/15/11 (g)	461,000	458,824
Series 2006-1 Class B1, 2.6375% 8/16/11 (g)	749,000	737,297
Series 2006-2 Class B1, 2.6075% 1/17/12 (g)	1,024,000	979,938
Series 2007-1 Class B, 2.5875% 8/15/12 (g)	1,024,000	944,422
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 2.9546% 5/28/35 (g)	13,702	10,763
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 5.3819% 8/25/34 (g)	102,000	60,909
Series 2006-3 Class 2A3, 3.3669% 11/25/36 (g)	1,585,000	819,990
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 4.0319% 3/25/34 (g)	11,935	9,551
Series 2006-FF12 Class A2, 3.2469% 9/25/36 (g)	276,153	262,733
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	137,853	135,318
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	495,967	496,025
Series 2006-B Class D, 7.26% 2/15/13 (b)	1,025,000	945,709
Ford Credit Floorplan Master Owner Trust:
Series 2006-3:
Class A, 2.6675% 6/15/11 (g)	426,000	414,418
Class B, 2.9375% 6/15/11 (g)	713,000	669,275
Series 2006-4 Class B, 3.0375% 6/15/13 (g)	272,000	228,480
Franklin Auto Trust Series 2007-1 Class A2, 5.14% 5/17/10	37,740	37,755
Fremont Home Loan Trust:
Series 2004-A Class M1, 4.0319% 1/25/34 (g)	451,269	372,073
Series 2005-A:
Class M1, 3.6369% 1/25/35 (g)	54,911	48,238
Class M2, 3.6669% 1/25/35 (g)	618,000	527,101
Class M3, 3.6969% 1/25/35 (g)	334,000	220,531
Class M4, 3.8869% 1/25/35 (g)	128,000	53,040
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3.0181% 9/25/30 (b)(g)	$ 829,000	$ 478,505
GE Business Loan Trust Series 2003-1 Class A, 2.9175% 4/15/31 (b)(g)	129,799	106,772
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 2.5975% 9/17/12 (g)	313,000	300,333
Class C, 2.7275% 9/17/12 (g)	244,000	226,844
Series 2007-1 Class C, 2.7575% 3/15/13 (g)	1,671,000	1,471,785
Gracechurch Card Funding PLC Series 11 Class C, 2.7675% 11/15/10 (g)	1,178,000	1,169,471
GSAMP Trust:
Series 2002-HE Class M1, 5.0625% 11/20/32 (g)	237,658	111,421
Series 2003-FM1 Class M1, 4.4175% 3/20/33 (g)	450,068	355,934
Series 2004-AR1:
Class B4, 5% 6/25/34 (b)(g)	270,974	24,577
Class M1, 3.8569% 6/25/34 (g)	772,000	572,219
Series 2004-FM2 Class M1, 3.9569% 1/25/34 (g)	388,292	303,230
Series 2004-HE1 Class M1, 3.7569% 5/25/34 (g)	201,734	159,730
Series 2007-HE1 Class M1, 3.4569% 3/25/47 (g)	289,000	62,034
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 3.5469% 11/25/34 (g)	5,588	4,308
Series 2005-9 Class 2A1, 3.3269% 8/25/35 (g)	1,825	1,813
Series 2005-MTR1 Class A1, 3.3469% 10/25/35 (g)	196,264	187,125
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 4.2869% 5/25/30 (b)(g)	232,504	169,728
Series 2006-3 Class C, 3.7569% 9/25/46 (b)(g)	538,000	269,000
Helios Finance L.P. Series 2007-S1 Class B1, 3.8875% 10/20/14 (b)(g)	1,241,000	730,130
Holmes Master Issuer PLC Series 2006-1A Class 2C, 3.1031% 7/15/40 (b)(g)	215,000	176,849
Home Equity Asset Trust:
Series 2002-3 Class A5, 4.0869% 2/25/33 (g)	141	99
Series 2003-3 Class M1, 4.4969% 8/25/33 (g)	375,588	310,835

	Principal Amount	Value
Series 2003-4 Class M1, 4.4069% 10/25/33 (g)	$ 104,557	$ 79,228
Series 2003-5:
Class A2, 3.9069% 12/25/33 (g)	11,595	9,437
Class M1, 4.2569% 12/25/33 (g)	128,358	111,535
Series 2003-7 Class A2, 3.9669% 3/25/34 (g)	584	400
Series 2003-8 Class M1, 4.2869% 4/25/34 (g)	183,339	139,410
Series 2004-3 Class M2, 4.9069% 8/25/34 (g)	134,207	96,698
Series 2004-7 Class A3, 3.5969% 1/25/35 (g)	216	167
Series 2005-1 Class M1, 3.6369% 5/25/35 (g)	562,000	558,660
Series 2005-3 Class M1, 3.6169% 8/25/35 (g)	454,975	358,487
Series 2005-5 Class 2A2, 3.4569% 11/25/35 (g)	189,847	168,994
Series 2006-1 Class 2A3, 3.4319% 4/25/36 (g)	1,736,000	990,171
Honda Auto Receivables Owner Trust Series 2008-1 Class A3, 4.47% 1/18/12	6,255,000	6,133,215
Household Home Equity Loan Trust Series 2004-1 Class M, 2.9906% 9/20/33 (g)	101,439	77,723
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 2.6275% 6/15/12 (g)	792,000	749,815
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9306% 1/20/35 (g)	275,242	217,565
Class M2, 2.9606% 1/20/35 (g)	206,663	158,098
Series 2005-3 Class A1, 2.7306% 1/20/35 (g)	150,476	121,298
Series 2006-2:
Class M1, 3.4575% 3/20/36 (g)	241,503	185,060
Class M2, 3.4775% 3/20/36 (g)	399,127	304,677
Series 2006-3 Class A1V, 3.2675% 3/20/36 (g)	398,207	385,265
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 3.3969% 1/25/37 (g)	436,000	241,980
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	1,992,023
Series 2006-1:
Class A3, 5.13% 6/15/10	150,670	150,996
Class B, 5.29% 11/15/12	205,006	201,995
Class C, 5.34% 11/15/12	263,579	261,831
Asset-Backed Securities - continued
	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 3.3369% 11/25/36 (g)	$ 438,000	$ 238,272
Class MV1, 3.4369% 11/25/36 (g)	356,000	74,475
Keycorp Student Loan Trust:
Series 1999-A Class A2, 3.1381% 12/27/09 (g)	404,132	399,999
Series 2006-A Class 2A1, 2.8381% 9/27/21 (g)	304,739	298,223
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 4.4369% 6/25/33 (g)	783,104	574,183
Series 2004-2:
Class M1, 3.7369% 6/25/34 (g)	744,000	587,547
Class M2, 4.2869% 6/25/34 (g)	167,000	137,314
Series 2006-1 Class 2A2, 3.3469% 2/25/36 (g)	56,312	55,661
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 3.4169% 5/25/47 (g)	502,000	304,183
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 3.4669% 10/25/36 (g)	158,000	31,292
MBNA Credit Card Master Note Trust Series 2005-C3 Class C, 2.7575% 3/15/11 (g)	1,135,000	1,133,758
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 4.0319% 7/25/34 (g)	8,732	2,600
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (b)(g)	3,285,000	3,141,117
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 3.3769% 2/25/37 (g)	648,435	440,936
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 3.9069% 7/25/34 (g)	225,592	198,709
Series 2003-OPT1 Class M1, 3.8569% 7/25/34 (g)	66,480	60,516
Series 2006-FM1 Class A2B, 3.3169% 4/25/37 (g)	916,000	836,709
Series 2006-HE3 Class A2, 3.2969% 6/25/37 (g)	365,466	354,445
Series 2006-OPT1 Class A1A, 3.4669% 6/25/35 (g)	597,740	504,904
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.8569% 12/27/32 (g)	16,449	13,318
Series 2003-NC7 Class M1, 4.2569% 6/25/33 (g)	195,973	139,445
Series 2003-NC8 Class M1, 4.2569% 9/25/33 (g)	151,926	124,949

	Principal Amount	Value
Series 2004-HE6 Class A2, 3.5469% 8/25/34 (g)	$ 20,187	$ 13,678
Series 2004-NC2 Class M1, 4.0319% 12/25/33 (g)	362,538	272,074
Series 2005-HE1 Class M2, 3.6769% 12/25/34 (g)	172,000	119,728
Series 2005-HE2 Class M1, 3.6069% 1/25/35 (g)	155,000	111,973
Series 2005-NC1 Class M1, 3.6469% 1/25/35 (g)	141,000	101,629
Series 2007-HE2 Class A2A, 3.2469% 1/25/37 (g)	56,186	51,955
Series 2007-HE4 Class A2A, 3.3169% 2/25/37 (g)	53,057	49,244
Series 2007-NC3 Class A2A, 3.2669% 5/25/37 (g)	25,689	23,301
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.7069% 1/25/32 (g)	23,503	23,507
Series 2002-AM3 Class A3, 4.1869% 2/25/33 (g)	36,132	28,396
Series 2002-HE2 Class M1, 4.7069% 8/25/32 (g)	249,017	179,597
Series 2002-NC1 Class M1, 4.4069% 2/25/32 (b)(g)	204,520	164,287
Series 2002-NC3:
Class A3, 3.8869% 8/25/32 (g)	12,136	8,781
Class M1, 4.2869% 8/25/32 (g)	23,467	14,710
Series 2003-NC1 Class M1, 4.7819% 11/25/32 (g)	152,414	116,073
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 3.3069% 4/25/37 (g)	34,767	32,143
National Collegiate Student Loan Trust:
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	1,750,000	140,410
Series 2006-3 Class A1, 3.2369% 9/25/19 (g)	732,294	691,937
Series 2006-4 Class A1, 3.2369% 3/25/25 (g)	508,329	480,061
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 4.2869% 1/25/34 (g)	428,525	355,397
Series 2005-4 Class M2, 3.7169% 9/25/35 (g)	503,000	389,570
Series 2005-D Class M2, 3.6769% 2/25/36 (g)	105,000	40,058
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	128,745	122,588
Series 2006-HE2 Class A2, 3.3269% 3/25/36 (g)	384,000	375,480
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2006-1A Class A, 4.5875% 3/20/11 (b)(g)	$ 414,000	$ 275,310
Option One Mortgage Loan Trust Series 2004-3 Class M3, 3.8569% 11/25/34 (g)	121,000	84,426
Ownit Mortgage Loan Trust Series 2006-2 Class A2A, 3.2869% 1/25/37 (g)	4,884	4,856
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.8869% 9/25/34 (g)	98,000	76,307
Class M3, 4.4569% 9/25/34 (g)	188,000	90,523
Class M4, 4.6569% 9/25/34 (g)	241,000	51,403
Series 2004-WCW2 Class M3, 3.7569% 7/25/35 (g)	141,000	73,350
Series 2004-WHQ2 Class M1, 3.7969% 2/25/35 (g)	410,000	275,025
Series 2004-WWF1:
Class M2, 3.8869% 2/25/35 (g)	566,000	404,552
Class M3, 3.9469% 2/25/35 (g)	70,000	42,151
Series 2005-WCH1:
Class M2, 3.7269% 1/25/35 (g)	1,972,000	1,634,615
Class M3, 3.7669% 1/25/35 (g)	168,000	107,558
Class M4, 4.0369% 1/25/35 (g)	520,000	323,188
Series 2005-WHQ2 Class M7, 4.4569% 5/25/35 (g)	1,081,000	92,884
Pinnacle Capital Asset Trust Series 2006-A Class C, 5.77% 5/25/10 (b)	789,701	787,635
Providian Master Note Trust:
Series 2005-2 Class C2, 2.9875% 11/15/12 (b)(g)	1,098,000	988,200
Series 2006-B1A Class B1, 5.35% 3/15/13 (b)	4,570,000	3,884,500
Series 2006-C1A Class C1, 3.0375% 3/16/15 (b)(g)	1,279,000	729,030
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 3.2769% 2/25/37 (g)	1,129,601	1,103,303
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 4.0069% 4/25/33 (g)	1,796	1,410
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10	29,273	29,257
Saxon Asset Securities Trust Series 2004-1 Class M1, 4.0019% 3/25/35 (g)	666,000	534,092

	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 3.3375% 3/20/19 (b)(g)	$ 444,780	$ 369,167
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.7688% 6/15/33 (g)	448,000	358,400
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 2.6675% 8/15/11 (b)(g)	609,000	557,139
Class C, 2.8675% 8/15/11 (b)(g)	278,000	244,322
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 4.8069% 8/25/34 (g)	96,078	70,094
Series 2003-BC4 Class M1, 3.8069% 11/25/34 (g)	685,000	396,112
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 4.3569% 9/25/34 (g)	109,817	75,638
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 3.5669% 2/25/34 (g)	48,282	31,376
Series 2007-BC4 Class A3, 2.7219% 11/25/37 (g)	7,621,866	6,784,055
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 2.5875% 9/15/11 (g)	1,852,000	1,751,898
Class B, 2.7675% 9/15/11 (g)	1,385,000	1,300,169
Series 2007-AE1:
Class A, 2.5875% 1/15/12 (g)	345,000	320,125
Class B, 2.7875% 1/15/12 (g)	300,000	270,950
Class C, 3.0875% 1/15/12 (g)	372,000	322,619
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9375% 3/15/11 (b)(g)	5,380,000	5,239,614
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 2.5875% 6/15/12 (g)	1,012,000	900,125
Class B, 2.7075% 6/15/12 (g)	2,515,000	2,110,473
Class C, 2.9875% 6/15/12 (g)	1,500,000	1,168,918
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.6369% 9/25/34 (g)	10,148	7,741
Series 2003-6HE Class A1, 3.6769% 11/25/33 (g)	12,837	10,247
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 2.8269% 5/16/11 (b)(g)	997,000	954,316
Series 2006-2:
Class B, 2.6375% 10/17/11 (g)	1,206,000	1,137,786
Asset-Backed Securities - continued
	Principal Amount	Value
Turquoise Card Backed Securities PLC: - continued
Class C, 2.8375% 10/17/11 (g)	$ 1,133,000	$ 1,037,935
Series 2007-1 Class C, 2.8669% 6/15/12 (g)	1,292,000	1,121,416
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (b)	4,000,000	3,919,709
WaMu Master Note Trust:
Series 2006-A3A Class A3, 2.5175% 9/16/13 (b)(g)	1,935,000	1,729,202
Series 2006-C2A Class C2, 2.9875% 8/15/15 (b)(g)	2,465,000	1,281,800
Series 2006-C3A Class C3A, 2.8675% 10/15/13 (b)(g)	1,725,000	1,207,500
Series 2007-A4A Class A4, 5.2% 10/15/14 (b)	1,665,000	1,448,550
Series 2007-C1 Class C1, 2.8875% 5/15/14 (b)(g)	1,501,000	900,600
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	24,488	24,132
Whinstone Capital Management Ltd. Series 1A Class B3, 3.7% 10/25/44 (b)(g)	630,180	515,582
World Omni Auto Receivables Trust:
Series 2006-A Class A3, 5.01% 10/15/10	415,493	416,263
Series 2007-B Class A2B, 2.8075% 2/16/10 (g)	76,443	76,387
TOTAL ASSET-BACKED SECURITIES (Cost $168,190,450)		158,078,049
Collateralized Mortgage Obligations - 4.5%

Private Sponsor - 2.1%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1969% 2/17/52 (b)(g)	236,000	199,687
Series 2006-2A:
Class 2B, 2.9269% 2/17/52 (b)(g)	830,000	785,271
Class 2C, 3.1869% 2/17/52 (b)(g)	1,014,000	818,943
Class 2M, 3.0069% 2/17/52 (b)(g)	564,000	534,920
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 3.2181% 4/12/56 (b)(g)	582,000	439,549
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8767% 4/10/49 (g)	485,000	316,597
Class C, 5.8767% 4/10/49 (g)	1,290,000	796,575

	Principal Amount	Value
Class D, 5.8767% 4/10/49 (g)	$ 650,000	$ 340,586
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 7.1072% 12/25/33 (g)	25,575	23,792
Series 2004-B Class 1A1, 6.4245% 3/25/34 (g)	26,684	24,484
Series 2004-C Class 1A1, 5.9178% 4/25/34 (g)	56,136	51,371
Series 2004-J Class 2A1, 4.7588% 11/25/34 (g)	1,470,422	1,355,427
Series 2005-E Class 2A7, 4.613% 6/25/35 (g)	2,680,000	2,035,860
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.4869% 1/25/35 (g)	1,189,817	640,497
Series 2005-2 Class 1A1, 3.4569% 3/25/35 (g)	216,850	133,406
Series 2005-5 Class 1A1, 3.4269% 7/25/35 (g)	278,504	163,152
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.4216% 2/25/37 (g)	799,840	747,850
Series 2007-A2 Class 2A1, 4.4226% 7/25/37 (g)	415,748	381,906
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2991% 12/10/49 (g)	7,310,000	6,921,251
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.4025% 8/25/34 (g)	3,685,331	3,327,235
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.6069% 5/25/33 (g)	41,021	39,280
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.6069% 1/25/34 (g)	23,527	16,123
Series 2004-2 Class 7A3, 3.6069% 2/25/35 (g)	51,745	38,834
Series 2004-4 Class 5A2, 3.6069% 3/25/35 (g)	12,768	8,606
Series 2005-1 Class 5A2, 3.5369% 5/25/35 (g)	189,717	136,085
Series 2005-10:
Class 5A1, 3.4669% 1/25/36 (g)	282,570	208,884
Class 5A2, 3.5269% 1/25/36 (g)	127,304	67,203
Series 2005-2:
Class 6A2, 3.4869% 6/25/35 (g)	47,407	26,342
Class 6M2, 3.6869% 6/25/35 (g)	519,000	205,615
Series 2005-3 Class 8A2, 3.4469% 7/25/35 (g)	212,750	135,088
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater: - continued
Series 2005-4 Class 7A2, 3.4369% 8/25/35 (g)	$ 69,791	$ 44,018
Series 2005-8 Class 7A2, 3.4869% 11/25/35 (g)	165,769	111,816
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.9469% 4/25/34 (g)	195	126
Series 2004-AR4 Class 5A2, 3.9469% 5/25/34 (g)	8,434	6,844
Series 2004-AR5 Class 11A2, 3.9469% 6/25/34 (g)	15,581	12,022
Series 2004-AR6 Class 9A2, 3.9469% 10/25/34 (g)	57,523	41,152
Series 2004-AR7 Class 6A2, 3.5869% 8/25/34 (g)	21,023	16,616
Series 2004-AR8 Class 8A2, 3.5869% 9/25/34 (g)	13,361	10,527
Series 2007-AR7 Class 2A1, 4.5993% 11/25/34 (g)	1,456,179	1,296,374
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 3.3669% 3/25/37 (g)	1,210,000	599,025
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 3.12% 9/19/36 (g)	306,952	285,735
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (b)	360,523	351,848
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 3.48% 12/25/34 (g)	20,530	16,905
Fosse Master Issuer PLC floater Series 2006-1A:
Class B1, 2.875% 10/18/54 (b)(g)	15,251	14,978
Class B2, 2.945% 10/18/54 (b)(g)	1,007,000	888,170
Class C2, 3.255% 10/18/54 (b)(g)	337,000	210,192
Class M1, 2.955% 10/18/54 (b)(g)	8,815	8,750
Class M2, 3.035% 10/18/54 (b)(g)	579,000	492,622
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.28% 11/20/56 (b)(g)	863,000	494,320
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.2619% 10/11/41 (b)(g)	1,097,000	898,510
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 3.3038% 12/20/54 (g)	1,924,800	1,834,837

	Principal Amount	Value
Series 2006-1A:
Class A5, 2.88% 12/20/54 (b)(g)	$ 312,394	$ 300,932
Class C2, 3.41% 12/20/54 (b)(g)	2,117,000	1,483,800
Series 2006-2 Class C1, 3.2563% 12/20/54 (g)	1,885,000	1,011,114
Series 2006-3 Class C2, 3.2863% 12/20/54 (g)	396,000	218,913
Series 2006-4:
Class B1, 3.2938% 12/20/54 (g)	1,059,000	1,023,333
Class C1, 3.5838% 12/20/54 (g)	647,000	599,698
Class M1, 3.3738% 12/20/54 (g)	279,000	266,769
Series 2007-1:
Class 1C1, 3.5038% 12/20/54 (g)	654,000	618,030
Class 1M1, 3.3538% 12/20/54 (g)	425,000	414,375
Class 2C1, 3.6338% 12/20/54 (g)	298,000	200,172
Class 2M1, 3.4538% 12/20/54 (g)	546,000	435,033
Series 2007-2 Class 2C1, 3.2194% 12/17/54 (g)	757,000	513,034
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 4.2363% 1/20/44 (g)	160,281	155,734
Series 2004-3 Class 2A1, 3.3438% 9/20/44 (g)	237,139	226,148
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8359% 4/25/35 (g)	1,540,736	1,389,611
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.25% 5/19/35 (g)	156,324	100,782
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 3.3369% 4/25/37 (g)	726,791	642,188
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.6569% 10/25/34 (g)	59,611	43,196
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.9469% 3/25/35 (g)	98,022	69,360
Series 2005-1:
Class M4, 3.9569% 4/25/35 (g)	11,622	2,139
Class M5, 3.9769% 4/25/35 (g)	11,622	1,404
Class M6, 4.0269% 4/25/35 (g)	18,696	3,136
Series 2005-3 Class A1, 3.4469% 8/25/35 (g)	230,383	140,989
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-4 Class 1B1, 4.5069% 5/25/35 (g)	$ 73,083	$ 5,566
Series 2005-6 Class 1M3, 3.8169% 10/25/35 (g)	64,304	6,430
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (g)	6,230,000	5,460,910
JPMorgan Mortgage Trust:
Series 2006-A2 Class 5A1, 3.9058% 11/25/33 (g)	1,961,222	1,801,543
Series 2007-A1 Class 1A1, 4.2% 7/25/35 (g)	749,145	678,596
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 3.8188% 9/26/45 (b)(g)	191,796	103,315
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 3.4769% 3/25/35 (g)	31,477	21,719
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	394,625	359,849
MASTR Asset Backed Securities Trust floater Series 2007-HE1 Class M1, 3.5069% 5/25/37 (g)	249,000	49,439
Merrill Lynch Floating Trust floater Series 2006-1:
Class C, 2.6775% 6/15/22 (b)(g)	449,000	409,287
Class D, 2.6875% 6/15/22 (b)(g)	173,000	156,643
Class E, 2.6975% 6/15/22 (b)(g)	276,000	239,104
Class F, 2.7275% 6/15/22 (b)(g)	498,000	428,280
Class G, 2.7975% 6/15/22 (b)(g)	103,000	85,011
Class H, 2.8175% 6/15/22 (b)(g)	207,000	167,064
Class J, 2.8575% 6/15/22 (b)(g)	242,000	192,205
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 3.5969% 3/25/28 (g)	82,394	71,836
Series 2003-B Class A1, 3.5469% 4/25/28 (g)	87,813	75,274
Series 2003-D Class A, 3.5169% 8/25/28 (g)	73,360	65,239
Series 2003-E Class A2, 3.4325% 10/25/28 (g)	121,395	106,001
Series 2003-F Class A2, 2.8375% 10/25/28 (g)	104,862	91,817
Series 2004-A Class A2, 2.7475% 4/25/29 (g)	112,385	97,645
Series 2004-B Class A2, 3.0788% 6/25/29 (g)	94,383	82,977

	Principal Amount	Value
Series 2004-C Class A2, 3.1088% 7/25/29 (g)	$ 99,495	$ 85,161
Series 2004-D Class A2, 3.4625% 9/25/29 (g)	86,993	76,141
Series 2004-E:
Class A2B, 2.8575% 11/25/29 (g)	200,824	180,066
Class A2D, 3.0475% 11/25/29 (g)	29,156	26,375
Series 2004-G Class A2, 3.48% 11/25/29 (g)	95,822	82,191
Series 2005-A Class A2, 3.3525% 2/25/30 (g)	94,233	82,027
Series 2005-B Class A2, 3.0388% 7/25/30 (g)	284,280	247,599
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	4,570,000	4,164,231
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.5769% 12/25/34 (g)	107,044	87,941
Class A2, 3.6569% 12/25/34 (g)	145,113	115,500
Series 2005-2 Class 1A1, 3.4669% 5/25/35 (g)	119,754	99,079
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.4969% 7/25/35 (g)	1,214,344	703,933
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 3.5069% 3/25/37 (g)	861,000	180,595
Permanent Financing No. 8 PLC floater Class 3C, 3.3369% 6/10/42 (g)	723,000	528,589
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 3.1906% 7/17/42 (g)	909,000	747,783
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6707% 10/25/35 (g)	2,133,040	1,972,986
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 4.8381% 7/10/35 (b)(g)	504,361	410,569
Series 2003-CB1:
Class B3, 3.9381% 6/10/35 (b)(g)	393,000	303,199
Class B4, 4.1381% 6/10/35 (b)(g)	755,243	565,149
Class B5, 4.7381% 6/10/35 (b)(g)	516,026	381,395
Class B6, 5.2381% 6/10/35 (b)(g)	304,148	217,679
Series 2004-A:
Class B4, 3.6881% 2/10/36 (b)(g)	284,594	196,862
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Class B5, 4.1881% 2/10/36 (b)(g)	$ 190,038	$ 130,419
Series 2004-B Class B4, 3.5881% 2/10/36 (b)(g)	123,399	76,853
Series 2004-C:
Class B4, 3.4381% 9/10/36 (b)(g)	158,719	122,308
Class B5, 3.8381% 9/10/36 (b)(g)	177,502	116,282
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 3.3069% 9/25/46 (g)	701,056	570,454
Residential Asset Mortgage Products, Inc.:
sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31	94,109	78,264
Series 2004-SL2 Class A1, 6.5% 10/25/16	163,675	159,974
Series 2005-AR5 Class 1A1, 5.3797% 9/19/35 (g)	107,972	98,543
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 3.6569% 6/25/33 (b)(g)	113,922	89,411
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 3.3069% 2/25/36 (b)(g)	68,409	66,111
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.4663% 9/20/33 (g)	167,702	132,551
Series 2004-1 Class A, 3.3844% 2/20/34 (g)	59,198	46,626
Series 2004-10 Class A4, 3.2219% 11/20/34 (g)	84,391	68,391
Series 2004-12 Class 1A2, 3.4838% 1/20/35 (g)	261,652	204,585
Series 2004-3 Class A, 2.6325% 5/20/34 (g)	83,240	61,762
Series 2004-4 Class A, 3.1419% 5/20/34 (g)	318,600	256,691
Series 2004-5 Class A3, 3.1663% 6/20/34 (g)	117,933	93,025
Series 2004-6:
Class A3A, 3.4913% 6/20/35 (g)	90,526	71,649
Class A3B, 3.6338% 7/20/34 (g)	17,275	13,456
Series 2004-7:
Class A3A, 3.4094% 8/20/34 (g)	91,128	71,443
Class A3B, 3.6344% 7/20/34 (g)	11,209	9,259

	Principal Amount	Value
Series 2004-8 Class A2, 3.5063% 9/20/34 (g)	$ 236,029	$ 184,826
Series 2005-1 Class A2, 3.3344% 2/20/35 (g)	158,252	123,543
Series 2005-2 Class A2, 3.2194% 3/20/35 (g)	205,771	150,169
Series 2005-3 Class A1, 3.3875% 5/20/35 (g)	95,129	72,200
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 3.6069% 9/25/33 (b)(g)	35,499	32,227
Series 2007-GEL1 Class A2, 3.3969% 1/25/37 (b)(g)	461,000	246,405
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 2.6719% 9/25/36 (g)	1,153,000	634,150
WaMu Mortgage pass-thru certificates floater:
Series 2006-AR11 Class C1B1, 3.2869% 9/25/46 (g)	86,820	84,487
Series 2006-AR7 Class C1B1, 3.2669% 7/25/46 (g)	49,402	47,796
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1215% 6/25/35 (g)	3,537,379	3,094,725
Series 2005-AR12 Class 2A6, 4.3212% 7/25/35 (g)	5,649,786	5,014,893
Series 2005-AR3 Class 2A1, 4.2696% 3/25/35 (g)	692,843	613,443
Series 2005-AR4 Class 2A2, 4.5301% 4/25/35 (g)	2,996,890	2,691,613
TOTAL PRIVATE SPONSOR		76,155,030
U.S. Government Agency - 2.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,061,066	3,114,034
Series 1999-57 Class PH, 6.5% 12/25/29	2,140,625	2,180,079
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 3.4569% 10/25/35 (g)	2,293,406	2,225,321
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,545,498	2,569,198
Series 2002-9 Class PC, 6% 3/25/17	379,982	384,275
Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	11,226,842
Class KD, 4.5% 7/25/18	2,625,000	2,571,277
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	$ 173,955	$ 172,692
Series 2004-86 Class KC, 4.5% 5/25/19	815,617	800,518
Series 2004-91 Class AH, 4.5% 5/25/29	1,755,832	1,724,803
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	9,845,173	9,883,909
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,764,692
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,154,097
Series 2702 Class WB, 5% 4/15/17	2,487,572	2,497,840
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,357,597
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,549,859
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,933,492
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,550,335
sequential payer:
Series 2508 Class CK, 5% 10/15/17	10,000,000	9,939,537
Series 2528 Class HN, 5% 11/15/17	3,195,000	3,176,800
Series 2750 Class ZT, 5% 2/15/34	2,438,489	2,135,409
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 25.2712% 6/16/37 (g)	242,699	294,085
TOTAL U.S. GOVERNMENT AGENCY		87,206,691
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $170,545,904)		163,361,721
Commercial Mortgage Securities - 8.7%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0643% 2/14/43 (g)	1,435,000	1,455,272
Class A3, 7.1143% 2/14/43 (g)	1,545,000	1,598,342

	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9113% 5/10/45 (g)	$ 2,100,000	$ 1,963,300
Series 2006-5:
Class A2, 5.317% 10/10/11	8,745,000	8,333,233
Class A3, 5.39% 2/10/14	1,985,000	1,799,652
Series 2007-2 Class A1, 5.421% 1/10/12	2,010,186	1,928,343
Series 2007-3 Class A3, 5.8376% 6/10/49 (g)	6,100,000	5,472,178
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	3,372,516	3,315,460
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,441,675
Series 2001-3 Class H, 6.562% 4/11/37 (b)	4,889,139	4,680,354
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 2.9575% 3/15/22 (b)(g)	217,000	187,814
Class G, 3.0175% 3/15/22 (b)(g)	141,000	119,272
Series 2006-BIX1:
Class F, 2.7975% 10/15/19 (b)(g)	558,000	486,855
Class G, 2.8175% 10/15/19 (b)(g)	380,000	332,500
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 3.7869% 12/25/33 (b)(g)	237,231	198,088
Series 2004-1:
Class A, 3.5669% 4/25/34 (b)(g)	716,279	621,372
Class B, 5.1069% 4/25/34 (b)(g)	56,290	29,552
Class M1, 3.7669% 4/25/34 (b)(g)	45,866	34,514
Class M2, 4.4069% 4/25/34 (b)(g)	41,100	27,435
Series 2004-2:
Class A, 3.6369% 8/25/34 (b)(g)	679,421	591,096
Class M1, 3.7869% 8/25/34 (b)(g)	88,722	68,427
Series 2004-3:
Class A1, 3.5769% 1/25/35 (b)(g)	1,012,159	885,640
Class A2, 3.6269% 1/25/35 (b)(g)	131,751	111,330
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Class M1, 3.7069% 1/25/35 (b)(g)	$ 134,851	$ 104,173
Class M2, 4.2069% 1/25/35 (b)(g)	87,188	59,070
Series 2005-2A:
Class A1, 3.5169% 8/25/35 (b)(g)	570,866	442,478
Class M1, 3.6369% 8/25/35 (b)(g)	42,328	27,907
Class M2, 3.6869% 8/25/35 (b)(g)	69,618	48,719
Class M3, 3.7069% 8/25/35 (b)(g)	38,429	24,783
Class M4, 3.8169% 8/25/35 (b)(g)	35,644	21,469
Series 2005-3A:
Class A1, 3.5269% 11/25/35 (b)(g)	308,962	235,954
Class A2, 3.6069% 11/25/35 (b)(g)	200,198	159,658
Series 2005-4A:
Class A2, 3.5969% 1/25/36 (b)(g)	1,129,925	895,465
Class M1, 3.6569% 1/25/36 (b)(g)	236,419	165,493
Class M2, 3.6769% 1/25/36 (b)(g)	71,322	47,251
Class M3, 3.7069% 1/25/36 (b)(g)	103,681	65,578
Series 2006-1 Class A2, 3.5669% 4/25/36 (b)(g)	114,719	86,017
Series 2006-2A:
Class A1, 3.4369% 7/25/36 (b)(g)	1,107,263	836,426
Class A2, 3.4869% 7/25/36 (b)(g)	99,946	75,489
Class M1, 3.5169% 7/25/36 (b)(g)	104,944	66,146
Class M2, 3.5369% 7/25/36 (b)(g)	74,246	45,394
Class M6, 3.7469% 7/25/36 (b)(g)	75,674	40,569
Series 2006-3A:
Class M5, 3.6869% 10/25/36 (b)(g)	85,887	44,661
Class M6, 3.7669% 10/25/36 (b)(g)	167,722	81,136
Series 2006-4A:
Class A1, 3.4369% 12/25/36 (b)(g)	617,727	498,074
Class A2, 3.4769% 12/25/36 (b)(g)	1,376,718	1,015,192
Class M1, 3.4969% 12/25/36 (b)(g)	99,762	65,205

	Principal Amount	Value
Series 2007-1:
Class A2, 3.4769% 3/25/37 (b)(g)	$ 259,852	$ 205,283
Class B3, 6.5569% 3/25/37 (b)(g)	165,739	74,582
Series 2007-2A:
Class A1, 3.4769% 7/25/37 (b)(g)	227,127	188,516
Class A2, 3.5269% 7/25/37 (b)(g)	212,591	167,947
Class B1, 4.8069% 7/25/37 (b)(g)	199,872	91,941
Class B2, 5.4569% 7/25/37 (b)(g)	172,617	75,088
Class B3, 6.5569% 7/25/37 (b)(g)	195,330	83,015
Class M2, 3.6169% 7/25/37 (b)(g)	118,106	76,769
Class M3, 3.6969% 7/25/37 (b)(g)	118,106	73,226
Class M4, 3.8569% 7/25/37 (b)(g)	249,840	141,160
Class M5, 3.9569% 7/25/37 (b)(g)	222,585	119,083
Class M6, 4.2069% 7/25/37 (b)(g)	277,095	139,933
Series 2007-3:
Class A2, 3.4969% 7/25/37 (b)(g)	384,105	292,073
Class B1, 4.1569% 7/25/37 (b)(g)	177,527	87,042
Class B2, 4.8069% 7/25/37 (b)(g)	620,539	335,091
Class B3, 7.2069% 7/25/37 (b)(g)	238,048	113,882
Class M1, 3.5169% 7/25/37 (b)(g)	157,354	93,610
Class M2, 3.5469% 7/25/37 (b)(g)	165,423	95,234
Class M3, 3.5769% 7/25/37 (b)(g)	361,510	196,119
Class M4, 3.7069% 7/25/37 (b)(g)	571,315	337,019
Class M5, 3.8069% 7/25/37 (b)(g)	213,840	112,929
Class M6, 4.0069% 7/25/37 (b)(g)	161,389	82,163
Series 2007-4A:
Class B1, 5.7569% 9/25/37 (b)(g)	270,977	121,940
Class B2, 6.6569% 9/25/37 (b)(g)	1,324,050	582,582
Class M4, 4.8069% 9/25/37 (b)(g)	872,733	506,185
Class M5, 4.9569% 9/25/37 (b)(g)	872,733	471,276
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Class M6, 5.1569% 9/25/37 (b)(g)	$ 872,733	$ 449,457
Series 2004-1 Class IO, 1.25% 4/25/34 (b)(h)	2,128,788	38,318
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 2.9275% 3/15/19 (b)(g)	284,000	231,460
Class H, 3.1375% 3/15/19 (b)(g)	191,000	141,340
Class J, 3.3375% 3/15/19 (b)(g)	143,000	102,960
Series 2007-BBA8:
Class D, 2.7375% 3/15/22 (b)(g)	147,000	123,480
Class E, 2.7875% 3/15/22 (b)(g)	763,000	633,290
Class F, 2.8375% 5/15/22 (b)(g)	468,000	379,080
Class G, 2.8875% 3/15/22 (b)(g)	120,000	96,000
Class H, 3.0375% 3/15/22 (b)(g)	147,000	110,250
Class J, 3.1875% 3/15/22 (b)(g)	147,000	107,310
sequential payer Series 2007-PW16 Class AM, 5.7129% 6/11/40	1,898,000	1,475,527
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	1,847,016
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,817,828	1,764,484
Class X2, 0.5471% 2/11/44 (b)(g)(h)	140,113,271	2,235,689
Series 2007-PW16:
Class B, 5.713% 6/11/40 (b)	1,405,000	830,777
Class C, 5.713% 6/11/40 (b)	1,170,000	653,316
Class D, 5.713% 6/11/40 (b)	1,170,000	617,643
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(g)	1,345,000	1,346,084
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,573,975	4,598,464
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 2.8175% 11/15/36 (b)(g)	156,000	131,040

	Principal Amount	Value
Class H, 2.8575% 11/15/36 (b)(g)	$ 125,000	$ 103,750
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	3,261,123
Series 2007-C6 Class A1, 5.622% 12/10/49 (g)	5,837,645	5,587,634
Series 2007-FL3A Class A2, 2.6275% 4/15/22 (b)(g)	2,595,000	2,335,500
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	6,065,000	5,370,384
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 2.7975% 4/15/17 (b)(g)	335,000	316,375
Class E, 2.8575% 4/15/17 (b)(g)	107,000	99,269
Class F, 2.8975% 4/15/17 (b)(g)	60,000	55,285
Class G, 3.0375% 4/15/17 (b)(g)	60,000	55,195
Class H, 3.1075% 4/15/17 (b)(g)	60,000	54,935
Class J, 3.3375% 4/15/17 (b)(g)	46,000	41,380
Series 2005-FL11:
Class F, 2.9375% 11/15/17 (b)(g)	136,998	126,330
Class G, 2.9875% 11/15/17 (b)(g)	94,577	83,764
Series 2007-FL14:
Class F, 2.9875% 6/15/22 (b)(g)	701,388	535,587
Class G, 3.0375% 6/15/22 (b)(g)	103,098	77,816
Class H, 3.1875% 6/15/22 (b)(g)	103,098	70,143
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,700,319
Series 2004-LBN2 Class X2, 1.0308% 3/10/39 (b)(g)(h)	5,610,725	102,399
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	3,885,000	3,638,923
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	4,963,621
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	2,750,000	2,317,757
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	3,817,288	3,838,860
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
sequential payer:
Series 2000-C1 Class A2, 7.545% 4/15/62	$ 1,352,987	$ 1,372,018
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,167,016
Class A4, 4.75% 1/15/37	3,035,000	2,820,566
Series 1997-C2 Class D, 7.27% 1/17/35	605,678	605,707
Series 1998-C1:
Class C, 6.78% 5/17/40	1,825,732	1,826,484
Class D, 7.17% 5/17/40	595,000	604,263
Series 2001-CKN5 Class AX, 0.9453% 9/15/34 (b)(g)(h)	25,417,999	1,131,675
Series 2002-CP3 Class G, 6.639% 7/15/35 (b)	250,000	206,391
Series 2004-C1 Class ASP, 0.9449% 1/15/37 (b)(g)(h)	23,854,040	485,518
Series 2006-C1 Class A3, 5.711% 2/15/39 (g)	3,895,000	3,664,323
Credit Suisse Mortgage Capital Certificates:
floater:
Series 200-TFL1 Class B, 2.6375% 2/15/22 (b)(g)	3,470,000	2,880,100
Series 2007-TFL1:
Class C:
2.6575% 2/15/22 (b)(g)	657,000	532,170
2.7575% 2/15/22 (b)(g)	234,000	182,520
Class F, 2.8075% 2/15/22 (b)(g)	469,000	351,750
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,235,872	1,217,187
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 3.2175% 4/15/21 (b)(g)	154,000	120,120
Class J, 3.2875% 4/15/21 (b)(g)	102,000	78,540
Class K, 3.6875% 4/15/21 (b)(g)	512,000	384,000
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,359,124	3,420,304
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	3,720,000	3,141,490
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	2,011,253	1,997,126
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 2.6775% 11/5/21 (b)(g)	3,490,000	2,883,613

	Principal Amount	Value
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	$ 1,680,000	$ 1,652,268
Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	12,614,774
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,663,775	1,633,459
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,284,178
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 2.7269% 6/6/20 (b)(g)	405,000	368,550
Class D, 2.7669% 6/6/20 (b)(g)	1,115,000	947,750
Class E, 2.8569% 6/6/20 (b)(g)	2,220,000	1,864,800
Class F, 2.9269% 6/6/20 (b)(g)	294,000	244,020
Series 2007-EOP:
Class C, 2.8069% 3/1/20 (b)(g)	1,335,000	1,214,850
Class D, 2.8569% 3/1/20 (b)(g)	400,000	362,000
Class E, 2.9269% 3/1/20 (b)(g)	670,000	606,350
Class F, 2.9669% 3/1/20 (b)(g)	335,000	301,500
Class G, 3.0069% 3/1/20 (b)(g)	165,000	148,500
Class H, 3.1369% 3/1/20 (b)(g)	275,000	247,500
Class J, 3.3369% 3/1/20 (b)(g)	395,000	355,500
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,648,732
Series 2006-GG6 Class A2, 5.506% 4/10/38 (g)	3,030,000	2,946,465
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A1, 5.69% 8/10/45	1,937,126	1,838,412
Class A2, 5.778% 8/10/45	5,055,000	4,739,624
Class A4, 5.9932% 8/10/45 (g)	3,965,000	3,385,107
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class E, 2.7675% 11/15/18 (b)(g)	115,347	85,934
Class F, 2.8175% 11/15/18 (b)(g)	173,021	127,170
Class G, 2.8475% 11/15/18 (b)(g)	150,738	109,285
Class H, 2.9875% 11/15/18 (b)(g)	115,347	82,473
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-CB14 Class A3B, 5.6702% 12/12/44 (g)	$ 4,625,000	$ 4,212,508
Series 2006-CB15 Class A3, 5.819% 6/12/43 (g)	5,840,000	5,465,574
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,898,000	1,648,573
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	5,105,000	4,506,552
Series 2007-LDP10 Class A1, 5.122% 1/15/49	1,145,255	1,119,196
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,154,183
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	3,851,046
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	438,723
Class C, 5.7462% 2/12/49	1,971,000	1,082,197
Class D, 5.7462% 2/12/49	2,075,000	1,044,949
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (g)	1,725,000	1,253,868
Class CS, 5.466% 1/15/49 (g)	745,000	508,343
Class ES, 5.7354% 1/15/49 (b)(g)	4,663,000	2,379,576
LB Commercial Conduit Mortgage Trust Series 2007-C3:
Class F, 6.1355% 7/15/44 (g)	1,815,000	828,408
Class G, 6.1355% 7/15/44 (b)(g)	3,200,000	1,318,103
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,099,999	2,139,528
Series 2001-C3 Class A1, 6.058% 6/15/20	841,226	841,000
Series 2005-C3 Class A2, 4.553% 7/15/30	1,746,000	1,707,546
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,443,668
Series 2006-C6 Class A2, 5.262% 9/15/39 (g)	3,340,000	3,196,007
Series 2006-C7 Class A1, 5.279% 11/15/38	715,078	704,601
Series 2007-C1:
Class A1, 5.391% 2/15/40 (g)	1,002,003	987,815
Class A3, 5.398% 2/15/40	5,000,000	4,459,048
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,815,163
Series 2007-C2 Class AM, 5.493% 2/15/40 (g)	1,898,000	1,447,848

	Principal Amount	Value
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (b)	$ 3,860,000	$ 3,457,316
Class C, 4.13% 11/20/37 (b)	3,760,000	3,092,165
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 2.8275% 9/15/21 (b)(g)	402,971	310,288
Class G, 2.8475% 9/15/21 (b)(g)	795,609	604,663
Class H, 2.8875% 9/15/21 (b)(g)	204,773	153,580
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	305,531	297,872
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,160,000	2,099,955
Series 2007-C1 Class A4, 6.0227% 6/12/50 (g)	3,796,000	3,270,571
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 12/12/11	897,162	864,780
Class A3, 5.364% 8/12/48	4,298,000	3,744,022
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	4,634,774
Series 2007-7 Class B, 5.75% 6/25/50	770,000	427,901
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 3.688% 7/15/19 (b)(g)	261,000	130,500
Series 2007-XCLA Class A1, 2.688% 7/17/17 (b)(g)	1,014,066	730,128
Series 2007-XLCA Class B, 2.9875% 7/17/17 (b)(g)	574,359	373,333
Series 2007-XLFA:
Class D, 2.678% 10/15/20 (b)(g)	235,000	177,145
Class E, 2.738% 10/15/20 (b)(g)	294,000	207,138
Class F, 2.788% 10/15/20 (b)(g)	176,000	123,200
Class G, 2.828% 10/15/20 (b)(g)	218,000	141,700
Class H, 2.918% 10/15/20 (b)(g)	137,000	75,350
Class J, 3.068% 10/15/20 (b)(g)	157,000	78,500
Class NHRO, 3.378% 10/15/20 (b)(g)	93,109	37,244
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,015,510	1,968,794
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2006-HQ10 Class A1, 5.131% 11/12/41	$ 3,622,698	$ 3,565,092
Series 2006-T23 Class A1, 5.682% 8/12/41	1,072,773	1,063,517
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (g)	4,785,000	4,276,626
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,684,150	1,635,132
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	3,540,945	3,384,372
Class AM, 5.8767% 4/15/49 (g)	1,898,000	1,473,716
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	9,279,230
Series 2005-IQ9 Class X2, 1.1695% 7/15/56 (b)(g)(h)	23,309,526	642,853
Series 2007-HQ12 Class A2, 5.8111% 4/12/49 (g)	4,920,000	4,600,804
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	1,523,979
Series 2007-XLC1:
Class C, 3.0875% 7/17/17 (b)(g)	784,323	486,280
Class D, 3.1875% 7/17/17 (b)(g)	368,959	210,307
Class E, 3.2875% 7/17/17 (b)(g)	299,732	164,852
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,575,935	2,251,235
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.6563% 3/24/18 (b)(g)	92,728	84,382
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 3.6875% 1/15/18 (b)(g)	449,000	422,060
Series 2006-WL7A:
Class E, 2.7675% 9/15/21 (b)(g)	491,000	397,710
Class F, 2.8275% 8/11/18 (b)(g)	661,000	515,580
Class G, 2.8475% 8/11/18 (b)(g)	626,000	456,980
Class J, 3.0875% 8/11/18 (b)(g)	139,000	90,350
Class X1A, 0.0242% 9/15/21 (b)(g)(h)	996,986	103

	Principal Amount	Value
Series 2007-WHL8:
Class AP2, 3.2875% 6/15/20 (b)(g)	$ 57,986	$ 40,590
Class F, 2.9675% 6/15/20 (b)(g)	1,046,000	679,900
Class LXR2, 3.2875% 6/15/20 (b)(g)	713,442	499,410
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	1,650,728	1,607,311
Series 2003-C7 Class A1, 4.241% 10/15/35 (b)	1,139,710	1,109,885
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,485,439
Class A4, 5.305% 12/15/43	3,240,000	2,862,145
Class A5, 5.342% 12/15/43	3,796,000	3,128,964
Series 2007-C31 Class A1, 5.14% 4/15/47	1,072,556	1,033,564
Series 2007-C32 Class A2, 5.9241% 6/15/49 (g)	1,255,000	1,175,224
Series 2006-C23 Class A5, 5.416% 1/15/45 (g)	3,010,000	2,636,762
Series 2007-C30 Class E, 5.553% 12/15/43 (g)	6,257,000	2,618,905
Series 2007-C31:
Class AM, 5.591% 4/15/47	1,898,000	1,454,976
Class C, 5.8837% 4/15/47 (g)	2,455,000	1,424,086
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $354,189,248)		314,066,378
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13	525,000	528,691
United Mexican States 5.875% 1/15/14	1,665,000	1,675,406
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,164,120)		2,204,097
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	630,000	617,886
6.875% 3/15/12	425,000	443,445
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,047,687)		1,061,331
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (g) (Cost $3,520,000)	$ 3,520,000	$ 2,704,637
Cash Equivalents - 1.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.19%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) # (Cost $62,595,000)	$ 62,598,812	62,595,000
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $3,912,465,863)	3,738,205,561
NET OTHER ASSETS - (3.4)%	(122,297,275)
NET ASSETS - 100%	$ 3,615,908,286
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	Sept. 2037	$ 1,600,000	(1,489,822)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	151,744	(122,887)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.3950% 11/25/34

	Dec. 2034	$ 307,967	$ (276,752)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.395% 8/25/34	Sept. 2034	135,917	(125,423)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	199,947	(168,811)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,000,000	6,851
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	1,554,000	12,365
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	1,554,000	12,365
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	$ 1,371,000	$ 35,395
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	1,700,000	(24,491)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	439,482	(415,337)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,300,000	(1,250,797)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	3,000,000	(2,670,000)

	Expiration Date	Notional Amount	Value

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)

	Sept. 2037	$ 2,600,000	$ (2,314,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (f)	Sept. 2037	3,100,000	(2,759,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	1,500,000	(1,335,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	August 2037	4,400,000	(3,916,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	August 2037	1,600,000	(1,424,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)

	Sept. 2037	$ 4,600,000	$ (4,094,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	119,800	(50,930)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	465,000	(194,514)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	376,294	(86,658)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	1,900,000	(1,683,676)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 640,000	$ (582,213)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	351,836	(271,793)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	4,841	(4,446)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	245,904	(222,600)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Oct. 2034	$ 439,482	$ (415,527)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	427,179	(386,697)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	40,946	(36,527)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	770,000	(712,725)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	507,247	(452,719)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 1,900,000	$ (1,746,600)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	600,000	(550,883)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(347,590)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2036	2,000,000	(1,637,844)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 1,900,000	$ (13,960)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	(4,732)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	4,290,000	(40,293)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	(20,280)
TOTAL CREDIT DEFAULT SWAPS		$ 53,217,586	$ (31,782,551)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	314,332
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	208,837

	Expiration Date	Notional Amount	Value
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	$ 11,825,000	$ 377,293
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	71,168,000	608,764
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	24,935,000	297,415
Receive semi-annually a fixed rate equal to 4.49% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2010	1,500,000	31,722
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2010	1,000,000	30,269
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	834,300
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	3,066,341
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.31% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	$ 105,000,000	$ 4,314,103
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	899,565
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	1,925,059
TOTAL INTEREST RATE SWAPS		$ 388,753,000	$ 12,908,000
		$ 441,970,586	$ (18,874,551)
Legend
(a) Non-income producing - Issuer is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $248,010,650 or 6.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $22,349,917.
(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$62,595,000 due 10/01/08 at 2.19%
Bank of America, NA	$ 42,942,268
Barclays Capital, Inc.	2,651,498
Societe Generale, New York Branch	5,855,764
UBS Securities LLC	11,145,470
$ 62,595,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 5,271,480
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 435,371,129	$ -	$ 411,667,733*	$ -	0.0%
*Includes the value of shares redeemed through in-kind contributions.
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,738,205,561	$ -	$ 3,733,197,293	$ 5,008,268
Other Financial Instruments*	$ (18,874,551)	$ -	$ (8,053,739)	$ (10,820,812)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,137,852	$ (10,030,825)
Total Realized Gain (Loss)	(276,896)	-
Total Unrealized Gain (Loss)	(102,333)	3,391,793
Cost of Purchases	5,158,065	-
Proceeds of Sales	(1,866,634)	-
Amortization/Accretion	14,403	-
Transfer in/out of Level 3	(56,189)	(4,181,780)
Ending Balance	$ 5,008,268	$ (10,820,812)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $0.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $3,910,076,507. Net unrealized depreciation aggregated $171,870,946, of which $30,371,300 related to appreciated investment securities and $202,242,246 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008